Transamerica Large Growth Average Annual Total Returns - Retail Class [Member]			12 Months Ended	55 Months Ended		60 Months Ended	104 Months Ended	106 Months Ended	120 Months Ended	140 Months Ended
	Oct. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025	[5]
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15% [1]	11.55%		13.15% [1]	14.28%	14.09%	14.29% [1]
Performance Inception Date	Apr. 21, 2017	[3]		May 28, 2021				Mar. 10, 2017
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			18.56%		15.26%	15.32%			18.13%
Performance Inception Date	May 28, 2021
R6
Prospectus [Line Items]
Average Annual Return, Percent			19.24%		6.97%
Performance Inception Date	May 28, 2021
R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.36%		3.21%
R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.47%		5.03%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[4]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[5]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.